Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000158523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000158523 [Member] | FHLMC 3 500 10 01 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158523 [Member] | FHLMC 5 500 06 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158523 [Member] | U S Treasury Bonds 3 625 02 15 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158523 [Member] | FNMA 4 500 06 01 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158523 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000158523 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158523 [Member] | FHLMC 2 500 10 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158523 [Member] | California State General Obligation School Improvements Build America Bonds 7 550 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158523 [Member] | JobsOhio Beverage System Series B Build America Bonds 4 532 01 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158523 [Member] | FNMA 4 500 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158523 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158523 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000158523 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000158523 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000158523 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000158523 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	51.20%
C000158523 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000158523 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158523 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158523 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158523 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158523 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000158523 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000027427 [Member] | FHLMC 3 500 10 01 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027427 [Member] | FHLMC 5 500 06 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027427 [Member] | U S Treasury Bonds 3 625 02 15 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027427 [Member] | FNMA 4 500 06 01 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027427 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027427 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027427 [Member] | FHLMC 2 500 10 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027427 [Member] | California State General Obligation School Improvements Build America Bonds 7 550 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027427 [Member] | JobsOhio Beverage System Series B Build America Bonds 4 532 01 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027427 [Member] | FNMA 4 500 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027427 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027427 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000027427 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000027427 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000027427 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000027427 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	51.20%
C000027427 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000027427 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027427 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027427 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027427 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027427 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000027427 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000158522 [Member] | FHLMC 3 500 10 01 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158522 [Member] | FHLMC 5 500 06 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158522 [Member] | U S Treasury Bonds 3 625 02 15 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158522 [Member] | FNMA 4 500 06 01 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158522 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000158522 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158522 [Member] | FHLMC 2 500 10 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158522 [Member] | California State General Obligation School Improvements Build America Bonds 7 550 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158522 [Member] | JobsOhio Beverage System Series B Build America Bonds 4 532 01 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158522 [Member] | FNMA 4 500 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158522 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158522 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000158522 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000158522 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000158522 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000158522 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	51.20%
C000158522 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000158522 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158522 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158522 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158522 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158522 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000158522 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000105228 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000105228 [Member] | BYD Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105228 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000105228 [Member] | NetEase Inc China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105228 [Member] | NARI Technology Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105228 [Member] | PDD Holdings Inc ADR China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105228 [Member] | Contemporary Amperex Technology Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105228 [Member] | Xiaomi Corp Class B China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105228 [Member] | Meituan Class B China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105228 [Member] | Zijin Mining Group Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000105228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000105228 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000105228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000105228 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000105228 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105228 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000105228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000105228 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105228 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105228 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105228 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.10%
C000105228 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	97.30%
C000105228 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.60%
C000105228 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105228 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000027424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000027424 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000027424 [Member] | BYD Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027424 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000027424 [Member] | NetEase Inc China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027424 [Member] | NARI Technology Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027424 [Member] | PDD Holdings Inc ADR China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027424 [Member] | Contemporary Amperex Technology Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027424 [Member] | Xiaomi Corp Class B China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027424 [Member] | Meituan Class B China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027424 [Member] | Zijin Mining Group Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027424 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027424 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000027424 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027424 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027424 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000027424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000027424 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027424 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027424 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	97.30%
C000027424 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027424 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000027423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000027423 [Member] | Mattel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027423 [Member] | Tempus AI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027423 [Member] | Life Time Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027423 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027423 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027423 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027423 [Member] | Dolby Laboratories Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027423 [Member] | Pagaya Technologies Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027423 [Member] | The Carlyle Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027423 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027423 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000027423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000027423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000027423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000027423 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000027423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000027423 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000081949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000081949 [Member] | Mattel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081949 [Member] | Tempus AI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081949 [Member] | Life Time Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081949 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081949 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081949 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081949 [Member] | Dolby Laboratories Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081949 [Member] | Pagaya Technologies Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081949 [Member] | The Carlyle Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081949 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081949 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000081949 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081949 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000081949 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000081949 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000081949 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081949 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081949 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000081949 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081949 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000081949 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000081950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000081950 [Member] | Mattel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081950 [Member] | Tempus AI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081950 [Member] | Life Time Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081950 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081950 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081950 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081950 [Member] | Dolby Laboratories Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081950 [Member] | Pagaya Technologies Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081950 [Member] | The Carlyle Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081950 [Member] | MongoDB Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000081950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000081950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000081950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000081950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000081950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081950 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000081950 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000027413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000027413 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027413 [Member] | Unilever PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027413 [Member] | Vinci S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027413 [Member] | Amazon com Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027413 [Member] | Airbus SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027413 [Member] | Safran S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027413 [Member] | Diageo PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027413 [Member] | Alphabet Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027413 [Member] | Canadian Pacific Kansas City Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027413 [Member] | Amadeus IT Group S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027413 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000027413 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000027413 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000027413 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027413 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000027413 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000027413 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000027413 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027413 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000027413 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027413 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000027413 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.10%
C000027413 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.90%
C000027413 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.10%
C000027413 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.30%
C000027413 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.10%
C000027413 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027413 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000027415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000027415 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027415 [Member] | Unilever PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027415 [Member] | Vinci S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027415 [Member] | Amazon com Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027415 [Member] | Airbus SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027415 [Member] | Safran S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027415 [Member] | Diageo PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027415 [Member] | Alphabet Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027415 [Member] | Canadian Pacific Kansas City Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027415 [Member] | Amadeus IT Group S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027415 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000027415 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000027415 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000027415 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027415 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000027415 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000027415 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000027415 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027415 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000027415 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027415 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000027415 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.10%
C000027415 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.90%
C000027415 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.10%
C000027415 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.30%
C000027415 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.10%
C000027415 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027415 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000027422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000027422 [Member] | Willis Towers Watson PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027422 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027422 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027422 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027422 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027422 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027422 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027422 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027422 [Member] | Becton Dickinson And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027422 [Member] | AerCap Holdings N V Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000027422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000027422 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027422 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000027422 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000027422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000027422 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027422 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027422 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000027420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000027420 [Member] | Willis Towers Watson PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027420 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027420 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027420 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027420 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027420 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027420 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027420 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027420 [Member] | Becton Dickinson And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027420 [Member] | AerCap Holdings N V Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027420 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000027420 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000027420 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027420 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027420 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000027420 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027420 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000027420 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000027420 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027420 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)